UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stephen L. Farley
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Address:   c/o Farley Capital L.P.
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           780 Third Avenue, Suite 3801
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           New York, New York 10017
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Form 13F File Number:  _______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
           --------------------------------------------------
Title:     n/a
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Phone:     (212) 421-8741
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Stephen L. Farley         New York, New York      February 14, 2003
       ------------------------   ------------------------ -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        23
                                               -------------

Form 13F Information Table Value Total:       $89,308
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE


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


                                                                FORM 13F INFORMATION TABLE


                                                          VALUE        SHARES OR       INVESTMENT    OTHER     VOTING AUTHORITY
        TITLE OF CLASS           CUSIP       CLASS     (IN 000'S)   PRINCIPAL AMOUNT   DISCRETION   MANAGERS  SOLE   SHARED   NONE
        --------------           -----       -----     ----------   ----------------   ----------   --------  ----   ------   ----

Berkshire Hathaway Inc Del     084670108      A            218                3            YES          NO      X
Berkshire Hathaway Inc Del     084670207      B            242            2,423            YES          NO      X
Block H & R Inc                093671105     COM        46,961        1,168,200            YES          NO      X
Devry Inc Del                  251893103     COM         7,235          435,600            YES          NO      X
Ethan Allen Interiors Inc      297602104     COM           653           19,000            YES          NO      X
Fair Isaac & Co Inc            303250104     COM         9,136          213,976            YES          NO      X
International Speedway Corp    460335201      A          7,144          191,678            YES          NO      X
Markel Corp                    570535104     COM         1,027            5,000            YES          NO      X
Mohawk Inds Inc                608190104     COM           626           11,000            YES          NO      X
Moodys Corp                    615369105     COM         2,890           70,000            YES          NO      X
TJX Cos Inc New                872540109     COM           742           38,000            YES          NO      X
United Park City Mines Co      911315208     COM         7,179          403,558            YES          NO      X
US Search Com Inc              903404101     COM             7           10,000            YES          NO      X
Washington Mut Inc             939322103     COM         5,145          149,000            YES          NO      X
World Wrestling Entmt Inc      98156Q108      A            103           12,800            YES          NO      X

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